Cash, balances with banks and cash equivalents (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash And Balances With Banks Details Text [Abstract]
Financial assets pledged as collateral	R$ 38,451,100	R$ 60,443,537